Subsequent Events	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Note 12—Subsequent Events No events have occurred after the balance sheet date that would influence the evaluation of these unaudited condensed consolidated interim financial statements.